Schedule of Concentration Risk of Lease Rental Income (Detail) - Lease Rental Income - Customer Concentration Risk	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	22.50%	18.60%	21.10%	17.70%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	11.40%	9.30%	13.90%	8.30%
Customer C
Concentration Risk [Line Items]
Percentage of lease rental income	11.40%	12.50%	11.50%	13.00%